MAJOR SUBCONTRACTORS (Details) (Cost of Goods, Total [Member], Subcontractors Concentration Risk [Member])	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Cost of Goods, Total [Member] | Subcontractors Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	78.00%	80.00%	75.00%